Summary of Significant Accounting Policies - Summary of Amortization Method of Intangible Assets (Details)	12 Months Ended
Mar. 31, 2023
Customer relationships | Minimum
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	3 years
Customer relationships | Maximum
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	10 years
Non-compete agreements
Disclosure of detailed information about intangible assets [line items]
Amortisation method of intangible assets	Straight line
Non-compete agreements | Minimum
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	3 years
Non-compete agreements | Maximum
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	10 years
Software
Disclosure of detailed information about intangible assets [line items]
Amortisation method of intangible assets	Straight line
Estimated useful lives of intangible assets	3 years